Note 10 - (Loss) Earnings Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Net (loss) / income	$ 3,247,415	$ (765,615)
Dividend Series B Preferred shares	(339,069)	(949,152)
Preferred deemed dividend		(504,577)
Net (loss) / income attributable to common shareholders	$ 2,908,346	$ (2,219,344)
Weighted average common shares – outstanding (in shares)	5,576,960	1,542,508
Basic and diluted (loss) / earnings per share (in dollars per share)	$ 0.52	$ (1.44)